Net income (loss) per common share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Net income (loss) per common share
Net income (loss) per common share:
Diluted net income (loss) per common share is calculated by considering the potential dilution that would occur if outstanding stock options and, under certain circumstances, TSARs were exercised or converted to common shares.
Outstanding TSARs may be settled in cash or common shares at the holder’s option and for purposes of calculating diluted net income (loss) per common share, the more dilutive of the cash-settled and equity-settled method is used, regardless of how the plan is accounted for. Accordingly, TSARs that are accounted for using the cash-settled method will require adjustments to the numerator and denominator if the equity-settled method is determined to have a dilutive effect on diluted net income (loss) per common share as compared to the cash-settled method. The cash-settled method was more dilutive for the years ended December 31, 2017 and 2016, and no adjustment was required for the numerator or the denominator for TSARs.
Stock options and, if calculated using the equity-settled method, TSARs are considered dilutive when the average market price of the Company’s common shares during the period disclosed exceeds the exercise price of the stock option or TSAR. For the year ended December 31, 2017, stock options were considered dilutive resulting in an adjustment to the denominator. For the year ended December 31, 2016, the Company incurred a net loss attributable to Methanex shareholders and therefore exclusion of the stock options was more dilutive.

Basic and diluted net income (loss) per common share for the year ended December 31, 2017 was calculated using basic and diluted net income of $316.1 million (2016 - basic and diluted net loss of $12.5 million). A reconciliation of the denominator used for the purposes of calculating basic and diluted net income (loss) per common share is as follows:

For the years ended December 31	2017	2016
Denominator for basic net income (loss) per common share	86,768,589	89,783,883
Effect of dilutive stock options	56,359	—
Denominator for diluted net income (loss) per common share	86,824,948	89,783,883

For the years ended December 31, 2017 and 2016, basic and diluted net income (loss) per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2017	2016
Basic net income (loss) per common share	$3.64	$(0.14)
Diluted net income (loss) per common share	$3.64	$(0.14)